Financial Assets at Amortized Cost (Details) - Schedule of credit ratings of the issuers of instruments assets at amortized cost - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Stage 1 - Individual [Member]
Debt Instrument
Financial instruments assets at amortized cost	$ 902,355	$ 839,744
Stage 1 - Individual [Member] | Investment grade [Member]
Debt Instrument
Financial instruments assets at amortized cost	902,355	839,744
Stage 1 - Individual [Member] | Non-investment grade [Member]
Debt Instrument
Financial instruments assets at amortized cost
Stage 1 - Individual [Member] | Without rating [Member]
Debt Instrument
Financial instruments assets at amortized cost
Stage 2 - Individual [Member]
Debt Instrument
Financial instruments assets at amortized cost
Stage 2 - Individual [Member] | Investment grade [Member]
Debt Instrument
Financial instruments assets at amortized cost
Stage 2 - Individual [Member] | Non-investment grade [Member]
Debt Instrument
Financial instruments assets at amortized cost
Stage 2 - Individual [Member] | Without rating [Member]
Debt Instrument
Financial instruments assets at amortized cost
Stage 3 - Individual [Member]
Debt Instrument
Financial instruments assets at amortized cost
Stage 3 - Individual [Member] | Investment grade [Member]
Debt Instrument
Financial instruments assets at amortized cost
Stage 3 - Individual [Member] | Non-investment grade [Member]
Debt Instrument
Financial instruments assets at amortized cost
Stage 3 - Individual [Member] | Without rating [Member]
Debt Instrument
Financial instruments assets at amortized cost
Total individual [Member]
Debt Instrument
Financial instruments assets at amortized cost	902,355	839,744
Total individual [Member] | Investment grade [Member]
Debt Instrument
Financial instruments assets at amortized cost	902,355	839,744
Total individual [Member] | Non-investment grade [Member]
Debt Instrument
Financial instruments assets at amortized cost
Total individual [Member] | Without rating [Member]
Debt Instrument
Financial instruments assets at amortized cost